Balance Sheets (USD $)	Jun. 30, 2012	Jun. 30, 2011
ASSETS
Cash and cash equivalents	$ 1,039,967	$ 1,270,721
Accounts receivable, net of allowance for doubtful accounts	674,606	372,031
Inventories	141,087	369,489
Deferred financing costs	27,986	54,045
Prepaid expenses and other current assets	43,617	35,755
Total current assets	1,927,263	2,102,041
Property and equipment, net of accumulated depreciation	189,361	165,591
Deferred financing costs	0	26,053
Security deposits	10,403	10,403
Total assets	2,127,027	2,304,088
Current liabilities
Accounts payable	706,881	1,131,343
Accrued expenses	148,952	196,645
Customer deposits	19,020	16,176
Capital lease payable	18,640	32,541
Deferred revenues	103,114	49,815
Current portion of notes payable	40,031	45,811
Total current liabilities	1,036,638	1,472,331
Capital lease payable	0	18,640
Long term debt:
Note payable bank	28,644	32,245
Convertible notes payable net of debt discount of $48,294 and $131,083, respectively	451,706	418,917
Total long-term debt	480,350	469,802
Total Liabilities	1,516,988	1,942,133
Shareholders' Equity
Preferred stock - $.01 par value 5,000,000 shares authorized; none outstanding	0	0
Common stock - $.01 par value 200,000,000 shares authorized; 36,190,238 and 34,819,546 shares issued and outstanding, respectively	361,902	348,196
Additional paid-in capital	7,800,900	7,056,675
Accumulated deficit	(7,552,763)	(7,042,916)
Total stockholders' equity	610,039	361,955
Total liabilities and stockholders' equity	$ 2,127,027	$ 2,304,088